Segment information - Schedule of segment information (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue		€ 460,849	€ 485,031	€ 535,004
Advertising Spend		345,376	323,147	317,323
ROAS contribution		115,473	161,884	217,681
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1]	11,266	11,971	12,691
Other selling and marketing, including related party		22,873	22,492	24,701
Technology and content, including related party	[1],[2],[3]	50,217	49,020	54,921
General and administrative, including related party	[1],[2],[3]	33,097	38,726	60,852
Amortization of intangible assets	[2]	23	135	136
Impairment of intangible assets and goodwill		30,148	196,127	184,642
Operating loss		(32,151)	(156,587)	(120,262)
Other income/(expense)
Interest expense		(17)	(12)	(51)
Interest income		3,559	5,213	622
Other, net		362	(478)	(556)
Total other income, net		3,904	4,723	15
Loss before income taxes		(28,247)	(151,864)	(120,247)
Expense for income taxes		(6,254)	12,391	6,570
Loss before equity method investments		(21,993)	(164,255)	(126,817)
Loss from equity method investments		(1,705)	(221)	(401)
Net Loss		(23,698)	(164,476)	(127,218)
Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		192,053	215,687	237,692
Advertising Spend		136,293	147,713	149,823
ROAS contribution		55,760	67,974	87,869
Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		173,635	176,404	216,406
Advertising Spend		136,386	118,965	131,638
ROAS contribution		37,249	57,439	84,768
Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		90,477	84,749	67,692
Advertising Spend		72,697	56,469	35,862
ROAS contribution		17,780	28,280	31,830
Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		4,684	8,191	13,214
Advertising Spend		0	0	0
ROAS contribution		4,684	8,191	13,214
Referral Revenue
Segment Reporting Information [Line Items]
Revenue		456,165	476,840	521,790
Referral Revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		192,053	215,687	237,692
Referral Revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		173,635	176,404	216,406
Referral Revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		90,477	84,749	67,692
Referral Revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue
Segment Reporting Information [Line Items]
Revenue		2,264	2,571	3,398
Subscription revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		2,264	2,571	3,398
Other revenue
Segment Reporting Information [Line Items]
Revenue		2,420	5,620	9,816
Other revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		0	0	0
Other revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		0	0	0
Other revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		0	0	0
Other revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		€ 2,420	€ 5,620	€ 9,816

[1]

	Year ended December 31,
	2024	2023	2022
(1) Includes share-based compensation as follows:
Cost of revenue	€121	€146	€198
Selling and marketing	939	463	737
Technology and content	1,322	1,728	2,969
General and administrative	6,069	7,168	11,438

[2]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€—	€—	€8
Amortization of internal use software and website development costs included in technology and content	3,185	3,085	4,019
Amortization of internal use software costs included in general and administrative	—	—	104
Amortization of acquired technology included in amortization of intangible assets	23	135	136

[3]

(3) Includes related party expense as follows:
Selling and marketing	€33	€94	€97
Technology and content	1,726	1,618	541
General and administrative	55	63	1